Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	70 Months Ended	71 Months Ended	73 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000152510
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Knights of Columbus Limited Duration Fund, I Shares
C000158706
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Knights of Columbus Limited Duration Fund, Class S Shares
C000152509
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Knights of Columbus Core Bond Fund, I Shares
C000158704
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Knights of Columbus Core Bond Fund, Class S Shares
C000214840
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Knights of Columbus Long/Short Equity Fund, I Shares
C000152512
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Knights of Columbus Large Cap Value Fund, I Shares
C000158710
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Knights of Columbus Large Cap Value Fund, Class S Shares
C000152511
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Knights of Columbus Large Cap Growth Fund, I Shares
C000158708
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Knights of Columbus Large Cap Growth Fund, Class S Shares
C000152513
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Knights of Columbus Small Cap Fund, I Shares
C000158713
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Knights of Columbus Small Cap Fund, Class S Shares
C000214842
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Knights of Columbus U.S. All Cap Index Fund, I Shares
C000214836
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Knights of Columbus Real Estate Fund, I Shares
C000152514
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Knights of Columbus International Equity Fund, I Shares
C000158714
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Knights of Columbus International Equity Fund, Class S Shares
Without Sales Load [Member] | C000152510
Average Annual Return [Line Items]
Average Annual Return, Percent		5.18%	1.97%				2.04%
Without Sales Load [Member] | C000158706
Average Annual Return [Line Items]
Average Annual Return, Percent		4.97%	1.84%				1.94%
Without Sales Load [Member] | C000152509
Average Annual Return [Line Items]
Average Annual Return, Percent		6.27%	(0.31%)				1.96%
Without Sales Load [Member] | C000158704
Average Annual Return [Line Items]
Average Annual Return, Percent		6.05%	(0.43%)				1.85%
Without Sales Load [Member] | C000214840
Average Annual Return [Line Items]
Average Annual Return, Percent		6.38%	10.13%		5.81%
Without Sales Load [Member] | C000152512
Average Annual Return [Line Items]
Average Annual Return, Percent		12.00%	16.14%				10.89%
Without Sales Load [Member] | C000158710
Average Annual Return [Line Items]
Average Annual Return, Percent		11.84%	16.02%				10.79%
Without Sales Load [Member] | C000152511
Average Annual Return [Line Items]
Average Annual Return, Percent		27.79%	14.96%				14.15%
Without Sales Load [Member] | C000158708
Average Annual Return [Line Items]
Average Annual Return, Percent		27.66%	14.84%				14.06%
Without Sales Load [Member] | C000152513
Average Annual Return [Line Items]
Average Annual Return, Percent		8.64%	12.01%				7.86%
Without Sales Load [Member] | C000158713
Average Annual Return [Line Items]
Average Annual Return, Percent		8.59%	11.91%				7.77%
Without Sales Load [Member] | C000214842
Average Annual Return [Line Items]
Average Annual Return, Percent		22.35%	17.58%	15.47%
Without Sales Load [Member] | C000214836
Average Annual Return [Line Items]
Average Annual Return, Percent		(5.52%)	5.73%			3.11%
Without Sales Load [Member] | C000152514
Average Annual Return [Line Items]
Average Annual Return, Percent		21.92%	10.47%				8.33%
Without Sales Load [Member] | C000158714
Average Annual Return [Line Items]
Average Annual Return, Percent		21.72%	10.35%				8.22%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.16%	(0.24%)				1.90%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.16%	(0.24%)				1.90%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.16%	(0.24%)				1.90%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Average Annual Return, Percent		6.16%	(0.24%)				1.90%
Bloomberg US 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Bloomberg US 1000 Index (USD) (TR)
Average Annual Return, Percent		21.38%	16.95%		15.63%
Bloomberg US 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	Bloomberg US 1000 Index (USD) (TR)
Average Annual Return, Percent		21.38%	16.95%				14.37%
Bloomberg US 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]	Bloomberg US 1000 Index (USD) (TR)
Average Annual Return, Percent		21.38%	16.95%				14.37%
Bloomberg US 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	Bloomberg US 1000 Index (USD) (TR)
Average Annual Return, Percent		21.38%	16.95%				14.37%
Bloomberg US 1000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]	Bloomberg US 1000 Index (USD) (TR)
Average Annual Return, Percent		21.38%	16.95%				14.37%
Bloomberg US 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]	Bloomberg US 3000 Index (USD) (TR)
Average Annual Return, Percent		20.95%	16.70%				14.08%
Bloomberg US 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	Bloomberg US 3000 Index (USD) (TR)
Average Annual Return, Percent		20.95%	16.70%				14.08%
Bloomberg US 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12]	Bloomberg US 3000 Index (USD) (TR)
Average Annual Return, Percent		20.95%	16.70%	14.79%
Bloomberg US 3000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13]	Bloomberg US 3000 Index (USD) (TR)
Average Annual Return, Percent		20.95%	16.70%			15.76%
Bloomberg World ex-US Large-Mid Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[14]	Bloomberg World ex-US Large-Mid Index (TR) (USD)
Average Annual Return, Percent		24.94%	11.34%				8.22%
Bloomberg World ex-US Large-Mid Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[15]	Bloomberg World ex-US Large-Mid Index (TR) (USD)
Average Annual Return, Percent		24.94%	11.34%				8.22%
Bloomberg 1-3 Year US Government/Credit Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg 1-3 Year US Government/Credit Index (USD) (TR)
Average Annual Return, Percent		5.07%	1.84%				1.97%
Bloomberg 1-3 Year US Government/Credit Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Bloomberg 1-3 Year US Government/Credit Index (USD) (TR)
Average Annual Return, Percent		5.07%	1.84%				1.97%
HFR (HFRX) EH: Equity Market Neutral Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	HFR (HFRX) EH: Equity Market Neutral Index (TR) (USD)
Average Annual Return, Percent		6.12%	3.99%		2.10%
Bloomberg US 1000 Value Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	Bloomberg US 1000 Value Index (USD) (TR)
Average Annual Return, Percent		9.99%	15.60%				10.40%
Bloomberg 1000 Value Catholic Values Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6],[16]	Bloomberg 1000 Value Catholic Values Index (TR) (USD)
Average Annual Return, Percent		11.29%	0.00%				0.00%
Bloomberg US 1000 Value Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]	Bloomberg US 1000 Value Index (USD) (TR)
Average Annual Return, Percent		9.99%	15.60%				10.40%
Bloomberg 1000 Value Catholic Values Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7],[17]	Bloomberg 1000 Value Catholic Values Index (TR) (USD)
Average Annual Return, Percent		11.29%	0.00%				0.00%
Bloomberg US 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	Bloomberg US 1000 Growth Index (USD) (TR)
Average Annual Return, Percent		25.91%	17.21%				16.62%
Bloomberg 1000 Growth Catholic Values Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8],[18]	Bloomberg 1000 Growth Catholic Values Index (TR) (USD)
Average Annual Return, Percent		28.19%	0.00%				0.00%
Bloomberg US 1000 Growth Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]	Bloomberg US 1000 Growth Index (USD) (TR)
Average Annual Return, Percent		25.91%	17.21%				16.62%
Bloomberg 1000 Growth Catholic Values Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9],[19]	Bloomberg 1000 Growth Catholic Values Index (TR) (USD)
Average Annual Return, Percent		28.19%	0.00%				0.00%
Bloomberg 2000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]	Bloomberg 2000 Index (USD) (TR)
Average Annual Return, Percent		12.02%	12.12%				9.60%
Bloomberg 2000 Catholic Values Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10],[20]	Bloomberg 2000 Catholic Values Index (TR) (USD)
Average Annual Return, Percent		10.85%	0.00%				0.00%
Bloomberg 2000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	Bloomberg 2000 Index (USD) (TR)
Average Annual Return, Percent		12.02%	12.12%				9.60%
Bloomberg 2000 Catholic Values Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11],[21]	Bloomberg 2000 Catholic Values Index (TR) (USD)
Average Annual Return, Percent		10.85%	0.00%				0.00%
Bloomberg 3000 Catholic Values Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12],[22],[23]	Bloomberg 3000 Catholic Values Index (TR) (USD)
Average Annual Return, Percent		23.02%	0.00%	0.00%
Solactive Knights of Columbus U.S. All Cap Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12]	Solactive Knights of Columbus U.S. All Cap Index (USD) (TR)
Average Annual Return, Percent		23.10%	17.90%	15.85%
Bloomberg US 3000 REIT Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13]	Bloomberg US 3000 REIT Index (TR) (USD)
Average Annual Return, Percent		(2.61%)	7.16%			3.12%
Bloomberg US REIT 3000 Catholic Values Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13],[24]	Bloomberg US REIT 3000 Catholic Values Index (TR) (USD)
Average Annual Return, Percent		(2.17%)	0.00%			0.00%
Bloomberg World ex-US Catholic Values Large & Mid Cap Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[14],[25]	Bloomberg World ex-US Catholic Values Large & Mid Cap Index (TR) (USD)
Average Annual Return, Percent		26.02%	0.00%				0.00%
Bloomberg World ex-US Catholic Values Large & Mid Cap Index (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[15],[26]	Bloomberg World ex-US Catholic Values Large & Mid Cap Index (TR) (USD)
Average Annual Return, Percent		26.02%	0.00%				0.00%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[9]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[10]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[11]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[12]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[13]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[14]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[15]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[16]	The inception date of the Bloomberg 1000 Catholic Values Value Factor Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.
[17]	The inception date of the Bloomberg 1000 Catholic Values Value Factor Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.
[18]	The inception date of the Bloomberg 1000 Catholic Values Growth Factor Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.
[19]	The inception date of the Bloomberg 1000 Catholic Values Growth Factor Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.
[20]	The inception date of the Bloomberg 2000 Catholic Values Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.
[21]	The inception date of the Bloomberg 2000 Catholic Values Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.
[22]	On December 31, 2024, the Fund's benchmark changed from the Solactive Knights of Columbus U.S. All Cap Index to Bloomberg 3000 Catholic Values Total Return Index because the Adviser believes that the Bloomberg 3000 Catholic Values Total Return Index better reflects the Fund's investment strategies.
[23]	The inception date of the Bloomberg 3000 Catholic Values Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.
[24]	The inception date of the Bloomberg U.S. REIT 3000 Catholic Values Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.
[25]	The inception date of the Bloomberg World ex-US Catholic Values Large & Mid Cap Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.
[26]	The inception date of the Bloomberg World ex-US Catholic Values Large & Mid Cap Total Return Index was September 9, 2021, and as such no performance information is available for periods prior to September 9, 2021. The table above reports the one calendar year of performance available since inception.